Convertible Debentures (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 10, 2020	Dec. 05, 2019	Jun. 30, 2020	May 31, 2020	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount of debentures					$ 40,140
Net present value of debt					26,600
Debentures allocated to conversion feature					13,540
Discounted early conversion price of conversion units				$ 0.80
Description of conversion units				Each Conversion Unit will provide the holder one common share and one half common share purchase warrant (with an exercise price of $1.00 and term of three years).
Exercise price of conversion units				$ 1.00
Conversion unit, term				three years
Conversion of convertible debenture amount					20,603
Loss from reduction of the conversion price to induce early conversion					54,283
Interest expense on debentures					6,854
Interest paid on unsecured convertible debentures					3,205
Accrued and unpaid interest					$ 202
Private Placement Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount of debentures		$ 70,000
Interest rate		8.00%
Conversion price		$ 3.16
Minimum daily volume weighted average trading price of common shares specified for conversion of debentures		$ 7.50
Number of consecutive trading days		15 days
Discounted gross proceeds of debentures		$ 46,098
Debentures allocated to conversion feature		23,902
Costs and fees incurred		204
Costs and fees allocated on pro rata basis to convertible debentures		176
Costs and fees allocated on pro rata basis to conversion feature		$ 28
First phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount	$ 23,595
Percentage of principal amount of debentures converted	34.00%
Stock issued for conversion of convertible securities	29,493,750
Warrants issued for conversion of convertible securities	14,746,875
Second phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount			$ 6,265
Percentage of principal amount of debentures converted			9.00%
Stock issued for conversion of convertible securities			7,831,250
Warrants issued for conversion of convertible securities			3,915,625